LEASES - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Leases [Abstract]
Operating cash flow from operating leases	$ 56	$ 53	$ 57
Non-cash right of use assets obtained in exchange for operating lease obligations	$ 70	$ 38	$ 53